Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Employee Benefits and Share-based Compensation [Abstract]
Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
We measure the cost of all share-based payments, including stock options, at fair value on the grant date and recognize this cost in the Consolidated Statement of Operations as follows:

(dollars in millions)	2015	2014	2013
Continuing operations	$158	$219	$250
Discontinued operations	17	21	25
Total compensation cost recognized	$175	$240	$275

	Stock Options		Stock Appreciation Rights		Performance Share Units		Other Incentive Shares/Units
(shares and units in thousands)	Shares	Average Price*	Shares	Average Price*	Units	Average Price**
Outstanding at:
December 31, 2014	2,288	$73.76	38,404	$77.48	2,532	$87.65	1,495
Granted	312	110.78	5,411	111.15	693	115.08	574
Exercised/earned	(648)	56.10	(4,975)	64.56	(884)	74.71	(487)
Cancelled	(73)	68.69	(729)	96.67	(171)	86.60	(115)
December 31, 2015	1,879	$86.19	38,111	$83.58	2,170	$101.78	1,467

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]

(dollars in millions)
Current year actuarial loss	$283
Amortization of actuarial loss	(882)
Current year prior service cost	39
Amortization of prior service credit	11
Net settlement and curtailment loss	(145)
Other	(180)
Total recognized in other comprehensive loss	$(874)
Net recognized in net periodic pension cost and other comprehensive loss	$(225)

Schedule of Defined Benefit Plans Disclosures [Text Block]

(dollars in millions)	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Not Subject to Leveling	Total
Asset Category:
Public Equities
Global Equities	$5,884	$—	$—	$—	$5,884
Global Equity Commingled Funds[1]	—	779	—	—	779
Enhanced Global Equities [2]	237	616	—	—	853
Global Equities Funds at net asset value[8]	—	—	—	6,475	6,475
Private Equities [3,8]	—	—	182	1,335	1,517
Fixed Income Securities
Governments	365	53	—	—	418
Corporate Bonds	—	7,013	—	—	7,013
Fixed Income Securities[8]	—	—	—	2,992	2,992
Real Estate [4,8]	—	10	1,165	1,079	2,254
Other [5,8]	—	334	—	1,706	2,040
Cash & Cash Equivalents [6,8]	—	159	—	334	493
Subtotal	$6,486	$8,964	$1,347	$13,921	30,718
Other Assets & Liabilities[7]					293
Total at December 31, 2015					$31,011
Public Equities
Global Equities	$5,964	$2	$—	$—	$5,966
Global Equity Commingled Funds[1]	—	1,055	—	—	1,055
Enhanced Global Equities [2]	292	1,192	—	—	1,484
Global Equities Funds at net asset value [8]	—	—	—	6,505	6,505
Private Equities [3,8]	—	—	145	1,255	1,400
Fixed Income Securities
Governments	419	52	—	—	471
Corporate Bonds	4	7,132	—	—	7,136
Fixed Income Securities[8]	—	—	—	3,661	3,661
Real Estate [4,8]	—	12	975	938	1,925
Other [5,8]	—	349	—	1,896	2,245
Cash & Cash Equivalents [6,8]	200	131	—	116	447
Subtotal	$6,879	$9,925	$1,120	$14,371	32,295
Other Assets & Liabilities[7]					443
Total at December 31, 2014					$32,738

	Benefit Obligation		Net Cost
	2015	2014	2015	2014	2013
Discount rate	4.1%	3.8%	3.8%	4.7%	4.0%
Salary scale	4.2%	4.2%	4.2%	4.2%	4.2%
Expected return on plan assets	—	—	7.6%	7.6%	7.7%

(dollars in millions)	2015	2014
Projected benefit obligation	$30,915	$34,261
Accumulated benefit obligation	30,362	33,495
Fair value of plan assets	25,827	28,478

(dollars in millions)	2015	2014
Change in Benefit Obligation:
Beginning balance	$952	$987
Service cost	3	3
Interest cost	34	41
Actuarial loss	—	7
Total benefits paid	(104)	(107)
Other	5	21
Ending balance	$890	$952

Change in Plan Assets:
Beginning balance	$—	$—
Employer contributions	84	85
Benefits paid from plan assets	(104)	(107)
Other	20	22
Ending balance	$—	$—

Funded Status:
Fair value of plan assets	$—	$—
Benefit obligations	(890)	(952)
Funded status of plan	$(890)	$(952)

Amounts Recognized in the Consolidated Balance Sheet Consist of:
Current liability	$(84)	$(89)
Noncurrent liability	(806)	(863)
Net amount recognized	$(890)	$(952)

Amounts Recognized in Accumulated Other Comprehensive Loss Consist of:
Net actuarial gain	$(109)	$(113)
Prior service (credit) cost	(1)	1
Net amount recognized	$(110)	$(112)

(dollars in millions)
Net actuarial loss	$540
Prior service credit	(32)
$508

(dollars in millions)	2015	2014	2013
Pension Benefits:
Service cost	$493	$487	$569
Interest cost	1,399	1,517	1,373
Expected return on plan assets	(2,264)	(2,215)	(2,107)
Amortization of prior service credit	(11)	(8)	(34)
Recognized actuarial net loss	882	429	954
Net settlement and curtailment loss	150	13	1
Net periodic pension cost - employer	$649	$223	$756

	2015 One-Percentage-Point
(dollars in millions)	Increase	Decrease
Effect on total service and interest cost	$2	$(2)
Effect on postretirement benefit obligation	57	(48)

(dollars in millions)	2015	2014	2013
Other Postretirement Benefits:
Service cost	$3	$3	$3
Interest cost	34	41	38
Amortization of prior service credit	—	(1)	(10)
Recognized actuarial net gain	(4)	(4)	(4)
Net settlement and curtailment gain	(1)	—	—
Net periodic other postretirement benefit cost	$32	$39	$27

	Benefit Obligation		Net Cost
	2015	2014	2015	2014	2013
Discount rate	4.0%	3.8%	3.8%	4.4%	3.6%

(dollars in millions)
Current year actuarial loss	$1
Current year prior service credit	(2)
Amortization of actuarial net gain	4
Other	(1)
Total recognized in other comprehensive loss	$2
Net recognized in net periodic other postretirement benefit cost and other comprehensive loss	$34

	2015	2014
Health care cost trend rate assumed for next year	6.5%	7.0%
Rate that the cost trend rate gradually declines to	5.0%	5.0%
Year that the rate reaches the rate it is assumed to remain at	2022	2019

(dollars in millions)	2015	2014
Change in Benefit Obligation:
Beginning balance	$37,853	$33,026
Service cost	493	487
Interest cost	1,399	1,517
Actuarial (gain) loss	(1,716)	5,277
Total benefits paid	(1,796)	(1,939)
Net settlement and curtailment gain	(55)	(1)
Plan amendments	39	5
Other	(789)	(519)
Ending balance	$35,428	$37,853

Change in Plan Assets:
Beginning balance	$32,738	$31,355
Actual return on plan assets	265	3,140
Employer contributions	520	615
Benefits paid from plan assets	(1,796)	(1,939)
Settlements	(59)	—
Other	(657)	(433)
Ending balance	$31,011	$32,738

Funded Status:
Fair value of plan assets	$31,011	$32,738
Benefit obligations	(35,428)	(37,853)
Funded status of plan	$(4,417)	$(5,115)

Amounts Recognized in the Consolidated Balance Sheet Consist of:
Noncurrent assets	$742	$681
Current liability	(71)	(104)
Noncurrent liability	(5,088)	(5,692)
Net amount recognized	$(4,417)	$(5,115)

Amounts Recognized in Accumulated Other Comprehensive Loss Consist of:
Net actuarial loss	$8,224	$9,068
Prior service credit	(57)	(27)
Net amount recognized	$8,167	$9,041

(dollars in millions)	Private Equities	Real Estate	Total
Balance, December 31, 2013	$90	$1,045	$1,135
Unrealized gains relating to instruments still held in the reporting period	1	66	67
Purchases, sales, and settlements, net	54	(136)	(82)
Balance, December 31, 2014	145	975	1,120
Realized gains (losses)	3	(4)	(1)
Unrealized gains relating to instruments still held in the reporting period	42	105	147
Purchases, sales, and settlements, net	(8)	89	81
Balance, December 31, 2015	$182	$1,165	$1,347

Disclosure Of Share Based Compensation Arrangements By Share Based Payment Award Text Block

	Equity Awards Vested and Expected to Vest				Equity Awards That Are Exercisable
(shares in thousands; aggregate intrinsic value in millions)	Awards	Average Price*	Aggregate Intrinsic Value	Remaining Term**	Awards	Average Price*	Aggregate Intrinsic Value	Remaining Term**
Stock Options/Stock Appreciation Rights	39,894	$82.95	$675	5.4 years	25,887	$72.74	$621	4.1 years
Performance Share Units/Restricted Stock	2,128	—	204	1.7 years

	2015	2014	2013
Expected volatility	20% - 23%	22% - 26%	26% - 27%
Weighted-average volatility	21%	26%	27%
Expected term (in years)	6.0 - 6.8	7.6 - 8.0	7.3 - 7.6
Expected dividends	2.2%	2.2%	2.6%
Risk-free rate	0.0% - 2.2%	0.0% - 3.1%	0.1% - 1.9%

Schedule Of Multiemployer Plans Table [Text Block]

(dollars in millions)		Pension Protection Act Zone Status		FIP/ RP Status	Contributions
Pension Fund	EIN/Pension Plan Number	2015	2014	Pending/ Implemented	2015	2014	2013	Surcharge Imposed	Expiration Date of Collective-Bargaining Agreement
National Elevator Industry Pension Plan	23-2694291	Green	Green	No	$88	$79	$71	No	July 8, 2017
Other funds					32	34	34
					$120	$113	$105